Lease Arrangements - Additional Information (Detail) - GBP (£)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Outstanding commitments	£ 484,000,000	£ 567,000,000
Land and buildings [member]
Disclosure of finance lease and operating lease by lessee [line items]
Outstanding commitments	£ 478,000,000	£ 559,000,000